Equity and Redeemable Noncontrolling Interest - Retained earnings (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Feb. 16, 2023	Dec. 30, 2022	Oct. 20, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends [Line Items]
Dividend declared (in USD per share)	$ 0.23	$ 0.23	$ 0.23
Distributed dividends				$ 876
AIG Shareholders
Dividends [Line Items]
Distributed dividends to AIG					$ 13,100	$ 450
AIG Shareholders | Cap Corp
Dividends [Line Items]
Distributed dividends to AIG					$ 536	$ 0